Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Service cost	€ 23,755	€ 28,748	€ 32,399
Net interest cost	24,845	24,135	23,721
Prior service cost	(1,678)	(481)	(538)
(Gains) losses from settlements	216
Net periodic benefit costs	€ 47,138	€ 52,402	€ 55,582